Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill.
Schedule of intangible assets

	Software & databases	Licenses, technology and in-process R&D	Exclusive rights	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2024	€27,014	€43,171	€89,720	€15,384	€175,290
Additions	666		64,725		65,391
Sales and disposals	(1,863)	(3,613)			(5,476)
Translation differences		246			246
On December 31, 2024	€25,817	€39,804	€154,445	€15,384	€235,451
Additions	156				156
Translation differences		(477)			(477)
On December 31, 2025	€25,973	€39,327	€154,445	€15,384	€235,130

Amortization and impairment
On January 1, 2024	€18,574	€4,354	€17,791	€6,664	€47,384
Amortization	4,384	493	22,198	1,538	28,613
Sales and disposals	(1,863)	(3,613)			(5,476)
Translation differences		68			68
On December 31, 2024	€21,095	€1,302	€39,989	€8,202	€70,589
Amortization	2,249	355	22,189	1,538	26,331
Impairment	1,781	37,922	92,267	5,644	137,614
Translation differences		(252)			(252)
On December 31, 2025	€25,125	€39,327	€154,445	€15,384	€234,282

Carrying amount
On December 31, 2024	€4,722	€38,502	€114,456	€7,182	€164,862
On December 31, 2025	€848	€—	€—	€—	€848